Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jul. 31, 2022
Accounting Policies [Abstract]
Schedule of financial assets measured on a recurring basis presented at fair value
	Fair value measurements at reporting date
Description	July 31, 2022	Level 1	Level 2	Level 3	July 31, 2021	Level 1	Level 2	Level 3
Assets:
Marketable securities	$2,761,069	$2,761,069	$–	$–	$3,901,093	$3,901,093	$–	$–

Schedule of allowance for uncollectible receivables
	Allowance for
	Uncollectible
	Accounts Receivable		Bad Debt Expense
	Period Ended July 31		Period Ended July 31
	2022	2021	2022	2021
Beginning balance	$318,000	$82,000	$–	$–
Charge-offs	–	–	277,920	–
Reserve adjustments	75,000	236,000	75,000	236,000
Ending Balance	$393,000	$318,000	$352,920	$236,000

Schedule of property and equipment depreciation and amortization period
Buildings and improvements	18-40 years
Improvements to leased property	3-10 years
Fixtures and equipment	7-12 years
Other	3-5 years